ING FUNDS TRUST

ING Intermediate Bond Fund (“Fund”)

Supplement dated April 30, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus (“Prospectus”)

dated July 29, 2011

On March 8, 2012, the Board of Trustees of ING Funds Trust approved a change with respect to the Fund's investment strategies, effective April 30, 2012.

1.

The section entitled “Principal Investment Strategies” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following due to the revision of the Fund's principal investment strategies to allow for investment in emerging market countries, bank loans, and floating rate loans:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Although the Fund may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment-grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5%if interest rates drop by one percentage point.

The Fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate loans (“Senior Loans”); and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

2.

The section entitled “Principal Risks” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following to replace “Foreign Investments” risk and include “Interest in Loans” risk:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities. Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001066602
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	ingft_SupplementTextBlock

ING FUNDS TRUST

ING Intermediate Bond Fund (“Fund”)

Supplement dated April 30, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus (“Prospectus”)

dated July 29, 2011

On March 8, 2012, the Board of Trustees of ING Funds Trust approved a change with respect to the Fund's investment strategies, effective April 30, 2012.

1.

The section entitled “Principal Investment Strategies” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following due to the revision of the Fund's principal investment strategies to allow for investment in emerging market countries, bank loans, and floating rate loans:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Although the Fund may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment-grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5%if interest rates drop by one percentage point.

The Fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate loans (“Senior Loans”); and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

2.

The section entitled “Principal Risks” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following to replace “Foreign Investments” risk and include “Interest in Loans” risk:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities. Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingft_SupplementTextBlock

ING FUNDS TRUST

ING Intermediate Bond Fund (“Fund”)

Supplement dated April 30, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus (“Prospectus”)

dated July 29, 2011

On March 8, 2012, the Board of Trustees of ING Funds Trust approved a change with respect to the Fund's investment strategies, effective April 30, 2012.

1.

The section entitled “Principal Investment Strategies” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following due to the revision of the Fund's principal investment strategies to allow for investment in emerging market countries, bank loans, and floating rate loans:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Although the Fund may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment-grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5%if interest rates drop by one percentage point.

The Fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate loans (“Senior Loans”); and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

2.

The section entitled “Principal Risks” of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following to replace “Foreign Investments” risk and include “Interest in Loans” risk:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities. Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Fund may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment-grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5%if interest rates drop by one percentage point.

The Fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate loans (“Senior Loans”); and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities. Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations. The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.